Intangible Assets, Net - Additional Information (Details) ¥ in Millions		1 Months Ended		12 Months Ended
	Dec. 16, 2016 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Dec. 16, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Deferred tax liabilities, net				$ 138,406	$ 210,076
Intangible assets, net				1,311,653	1,502,231
Amortization costs				$ 437,652	$ 419,609	$ 356,473
Trademarks | Shanghai Hengshoutang Health Technology Co., Limited
Finite Lived Intangible Assets [Line Items]
Intangible asset, useful life			10 years
Intangible assets, net			$ 464,475						¥ 3.0
Hangzhou Duoduo Supply Chain Management Co., Limited | Business License
Finite Lived Intangible Assets [Line Items]
Intangible assets, fair value		$ 394,386					¥ 2.6
Intangible asset, useful life		5 years
Deferred tax liabilities, net		$ 98,596					¥ 0.6
Shanghai Jieshi Technology Co.,Limited
Finite Lived Intangible Assets [Line Items]
Business combination, liabilities acquired on fair value	$ 543,505							¥ 3.8
Shanghai Jieshi Technology Co.,Limited | Trademarks
Finite Lived Intangible Assets [Line Items]
Intangible assets, fair value	$ 916,879							6.4
Intangible asset, useful life	5 years
Deferred tax liabilities, net	$ 229,220							1.6
Intangible assets, net	$ 916,879							¥ 6.4